FORM 13F

Report for the Calendar Year or Quarter
Ended: September 30, 2005

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers & Co., Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] October 19, 2005

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).)









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
70

Form 13F Information Table Value Total:
$609,027,611

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



 KAHN BROTHERS & CO. INC.
 FORM 13F
 September 30, 2005
                                                                INVEST   VOTING
                                                                 DISCR.  AUTH.
SECURITY                CLASS   CUSIP        MARKET      QTY     SOLE    NONE
                                             VALUE
COMMON STOCK

ADVANCED MARKETING       COM  00753T105    17,589,854  3,626,774   x 3,626,774
AIRBRONE INC.		 COM	  9269101	    393,600	    48,000   x	48,000
AMERICAN NAT'L INS. CO.  COM   23645104     3,217,292     27,009   x    27,009
AMERICAN TEL & TEL       COM  030177109     1,252,489     63,257   x    63,257
ASTORIA FIN'L            COM   46265104       856,484     32,418   x    32,418
AUDIOVOX CORP.           COM   50757103    22,129,278  1,582,924   x 1,582,924
AUTOLIV			 COM	 52800109	  2,804,663	    64,475	 x   	64,475
BANK OF AMERICA          COM   60505104     3,399,743     80,754   x    80,754
BRISTOL MYERS SQUIBB     COM  110122108    26,976,664  1,121,225   x 1,121,225
CFS BANCORP              COM  12525D102     2,820,720    210,502   x   210,502
CITIGROUP, INC.          COM  172967101       941,080     20,674   x    20,674
CHEVRONTEXCO CORP.	 COM  166764100	  2,682,217	    41,437   x	41,437
COMCAST CL. A		 COM  20030N101     3,128,680    106,490   x   106,490
CRAZY WOMAN CREEK        COM  225233105       336,530     23,050   x    23,050
CNA FINANCIAL		 COM  126117100    23,470,562    787,757   x   787,757
DEVCON INT'L CORP.       COM  251588109	    177,844     17,300   x    17,300
DELMONTE FOODS		 COM  24522P103       601,438	    56,052	 x	56,052
DIME COMM.BANC.          COM  253922108     7,067,536    480,131   x   480,131
EXXON MOBIL CORP.        COM  30231G102     2,042,875     32,151   x    32,151
FIRST PLACE FIN'L        COM  33610T109       583,866     26,336   x    26,336
FIRST NIAGARA FIN'L	 COM	33582V108	 15,707,413	 1,087,771	 x 1,087,771
FLUSHING FINANCIAL CORP  COM  343873105    12,359,210    754,991   x   754,991
GATX CORP.               COM  361448103       654,553     16,550   x    16,550
HAGGAR                   COM  405173105    23,911,449    841,064   x   841,064
HOLOGIC                  COM  436440101    45,391,558    786,001   x   786,001
HUDSON UTD BANCORP       COM  444165104     4,153,969     98,133   x    98,133
IBM                      COM  459200101     9,146,030    114,012   x   114,012
IDT CORP.                COM  448947101    21,077,465  1,713,615   x 1,713,615
IDT CORP. CL. B		 COM  448847309     2,271,789    186,365   x   186,365
INDEPENDENCE COMM        COM  453414104       514,843     15,102   x    15,102
KANSAS CITY SOUTHERN     COM  485170302	  1,517,364     65,095   x    65,095
KIRIN BREWERY LTD		 COM	497350306	    225,717	    23,100	 x	23,100
KNIGHT TRADING           COM  499063105     2,284,336    274,890   X   274,890
LANDMARK SVGS. BK.       COM  514928100     1,119,429     47,114   x    47,114
LUCENT TECH			 COM	549463107	     40,947     12,599	 x	12,599
MARITRANS INC.           COM  570363101    18,647,719    528,741   x   528,741
MARSHALL & ISLEY		 COM	571834100	    351,735	     8,084	 x	 8,084
MAXXAM CORP.             COM  577913106       614,070     18,568   x    18,568
MERCHANTS GROUP          COM  588539106     2,975,715    111,450   x   111,450
MERCK & CO.		       COM  589331107	 24,792,463    911,153   x   911,153
MERITOR SVGS BK PA       COM  590007100        82,950     15,800   x    15,800
MEDCO HEALTH SOL.		 COM	58405U102	  1,280,884	    23,361   x	23,361
MONSANTO 			 COM	66166W101	    883,458	    14,079	 x	14,079
MOTOROLA                 COM  620076109       264,360     12,000   x    12,000
NAM TAI ELEC.            COM  629865205    19,771,673    777,494   x   777,494
NEW YORK COMMUNITY BANC	 COM  649445103    57,574,423  3,510,636   x 3,510,636
NEW YORK MAGIC           COM  629484106     9,033,099    371,274   x   371,274
NEWMARKET GROUP	       COM	651587107	    826,266     49,727	 x	49,727
NORTH FORK BANC.         COM  659424205    20,618,942    808,586   x   808,586
NOVARTIS ADR             COM  66987V109     9,958,413    195,263   x   195,263
OFFSHORE LOGISTICS       COM  676255102     2,522,660     68,180   x    68,180
OLD REPUBLIC             COM  680223104    23,758,109    890,818   x   890,818
PETROLEUM HELO.          COM  716604202     2,172,641     70,040   x    70,040
PAYLESS SHOESOURCE	 COM	704379106	  7,141,656	   410,440	 x   410,440
PFIZER INC.              COM  717081103     6,730,120    269,528   x   269,528
PROVIDENT BANCORP        COM  74383A109    13,111,315  1,123,506   x 1,123,506
QUESTAR CORP.            COM  748356102     1,339,424     15,200   x    15,200
SCHERING PLOUGH		 COM  806605101    21,073,045	 1,001,095	 x 1,001,095
SEABOARD CORP.           COM  811543107    36,908,986     26,882   x    26,882
SLM CORP.			 COM	78443P106	  1,728,549	    32,225   x	32,225
ST. PAUL COMPANIES       COM  792860108    14,504,112    323,247   x   323,247
SYMS CORP                COM  871551107     5,613,800    420,000   x   420,000
TCF FIN'L                COM  872275102       651,737     24,364   x    24,364
TEMPLE INLAND            COM  879868107     1,032,427     25,274   x    25,274
THREE COM		       COM  885535104	 14,836,022  3,636,280   x 3,636,280
USEC INC.                COM  90333E108     5,083,395    455,501   x   455,501
USB HOLDINGS		 COM	902910108	  1,950,517	    85,549	 x	85,549
VIVENDI UNIVERSAL	       COM  92851S204	  1,300,559     39,736   x	39,736
VOLVO                    COM  928856400     1,272,107     29,110   x    29,110
WYETH                    COM  983024100    15,714,773    339,632   x   339,632

TOTALS                                    609,027,611 31,127,941    31,127,941